Other Income (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 AUD ($)	Mar. 31, 2023 USD ($)	Jul. 31, 2024 USD ($)	Jan. 25, 2024	Aug. 21, 2023 AUD ($)
Other Income [Line Items]
Other income		$ 879,344
Percentage of rebate		43.50%	43.50%
Borrowed amount					$ 1,000,000
Loan bears interest rate						8.00%
Psyence Australia (Pty) Ltd [Member]
Other Income [Line Items]
Borrowed amount							$ 1,100,000
RH Capital Finance Co., LLC [Member]
Other Income [Line Items]
Percentage of rebate	43.50%
Loan bears interest rate	16.00%
Number of repayable days	91 days
Number of business days for notice of assessment	21 days
Interest expense		$ 29,697
Research and Development Expenses [Member]
Other Income [Line Items]
Other income		$ 879,344	$ 1,336,622